Business combinations (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended			10 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Eclat Pharmaceuticals [Member]
Revenues	$ 26,314	$ 33,209		$ 560
Net Income/(Loss)	$ (3,228)	$ (8,774)	$ (8,975)	$ (5,301)